Lines of credit and loan facilities (Details 2) ¥ in Millions, $ in Millions, $ in Millions, ₨ in Billions		1 Months Ended			12 Months Ended
	Feb. 01, 2022 HKD ($)	Apr. 30, 2020 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2017 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 HKD ($)
Lines of credit and loan facilities
Percentage over variable rate basis						1.15%
Debt payable within one year | ¥					¥ 0
Interest rate					2.80%		2.80%	2.80%	2.80%
Oneyear corporate bond
Lines of credit and loan facilities
short-term debts | ₨								₨ 1.5
Term and Revolving Credit Facilities
Lines of credit and loan facilities
Term (in years)				5 years	5 years	5 years	5 years	5 years	5 years
Maximum borrowing capacity under facilities				$ 1,000		$ 1,000	$ 2,000
Number of arrangers | item				24	5
Undrawn balance which will be expired one month prior to the final maturity date							550		$ 15,931
Proceeds from long-term borrowings		$ 550	$ 450
Debt payable within one year							$ 450
Term and Revolving Credit Facilities | Subsequent Event [Member]
Lines of credit and loan facilities
Proceeds from long-term borrowings	$ 6,300
Term loan facility agreement
Lines of credit and loan facilities
Undrawn balance which will be expired one month prior to the final maturity date									$ 15,931
Term loan facility agreement | Hong Kong Interbank Offered Rate | Date falling 6 months from the initial utilization date
Lines of credit and loan facilities
Percentage over variable rate basis					0.70%
Term loan facility agreement | Hong Kong Interbank Offered Rate | Initial Utilization date
Lines of credit and loan facilities
Percentage over variable rate basis					0.50%